UNITED  STATES
                       SECURITIES  AND  EXCHANGE  COMMISSION
                             WASHINGTON,  D.C.  20549

                                   FORM  24F-2
                        ANNUAL  NOTICE  OF  SECURITIES  SOLD
                                   PURSUANT  TO
                                   RULE  24F-2


1.    NAME  AND  ADDRESS  OF  ISSUER:

          PC&J  PRESERVATION  FUND
          300  OLD  POST  OFFICE
          120  WEST  THIRD  STREET
          DAYTON  OHIO  45402-1819

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES FOR THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): / X /

3.    INVESTMENT  COMPANY  ACT  FILE  NUMBER:  811-4204

      SECURITIES  ACT  FILE  NUMBER:               2-95285

4(A).  LAST  DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS  FORM  IS  FILED:

          DECEMBER  31,  2002


4(B).  /  _  /    CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90
              DAYS  AFTER  THE  END  OF  THE  ISSUER'S  FISCAL  YEAR).


4(C).  /_ /    CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.

5.    CALCULATION  OF  REGISTRATION  FEE:

      (I)  AGGREGATE  SALE  PRICE  OF  SECURITIES  SOLD  DURING  THE  FISCAL
           YEAR PURSUANT TO SECTION 24(F):                           $ 2,488,346
                                                                     -----------

     (II) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE FISCAL YEAR:
                                                    $  2,475,275
                                                    -----------

    (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN
          OCTOBER  11,  1995  THAT  WERE  NOT  PREVIOUSLY  USED  TO  REDUCE
          REGISTRATION  FEES  PAYABLE  TO  THE  COMMISSION:
                                                    $  2,075,633
                                                    -----------

(IV)     TOTAL  AVAILABLE  REDEMPTION  CREDITS  [ADD  ITEMS  5(II)
         AND 5(III)]:                                                $ 4,550,908
                                                                     -----------


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     (V)  NET  SALES-IF  ITEM  5(I)  IS  GREATER  THAN  ITEM  5(IV)
          [SUBTRACT ITEM (IV) FROM ITEM 5(I)]:                       $         0
                                                                     -----------
     (VI)  REDEMPTION  CREDITS  AVAILABLE  FOR  USE  IN  FUTURE  YEARS-IF
          ITEM  5(I)  IS  LESS  THAN  ITEM  5(IV)[SUBTRACT  ITEM5(IV)  FROM
          ITEM  5(I)]:
                                                    $(2,062,562)
                                                    -----------

    (VII)  MULTIPLIER  FOR  DETERMINING  REGISTRATION  FEES  :
                                                                      X.00008090
                                                                     -----------

   (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM 5(VII)] (ENTER '0' IF NO FEE IS DUE):
                                                                     = $       0
                                                                     -----------


6. IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0 . IF THERE IS A NUMBER OF SHARES OR OTHER
                           ---------
     UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE:
         0     .
     ----------

7.   INTEREST  DUE-IF  THIS  FORM  IS  BEING  FILED  MORE  THAN  90  DAYS  AFTER
     THE END OF THE ISSUER'S FISCAL YEAR:                            + $       0
                                                                     -----------

8.   TOTAL  OF  THE  AMOUNT  OF  THE  REGISTRATION  FEE  DUE  PLUS  ANY INTEREST
     DUE [LINE 5(VIII) PLUS LINE 7]:                                 = $       0
                                                                     -----------

9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:

          METHOD  OF  DELIVERY:

          /  _  /     WIRE  TRANSFER

          /  _  /          MAIL  OR  OTHER  MEANS


                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY  (SIGNATURE  AND  TITLE)  /S/
                         -----------------------------
                JAMES  M.  JOHNSON,  SECRETARY

DATE   MARCH  25,  2003
     -------------------


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